Commitment and contingencies - Purchase obligations (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2025	$ 25,136
2026	9,180
2027	424
Total purchase obligations	$ 34,740